SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION
Financial information by reportable segment

	December 31,
	2011	2010	2009
Net operating revenues from external customers:
Russia	$10,597,310	$9,387,797	$8,064,474
Ukraine	1,099,537	1,050,639	1,025,374
Other	621,841	854,800	777,405

Total net operating revenues from external customers:	$12,318,688	$11,293,236	$9,867,253

Including revenue from mobile services	10,487,988	9,606,354	8,428,578
Including revenue from fixed line services	1,830,700	1,686,882	1,438,675

Intersegment operating revenues:
Russia	$34,968	$27,136	$10,342
Ukraine	43,020	22,191	23,377
Other	21,189	9,572	10,138

Total intersegment operating revenues:	$99,177	$58,899	$43,857

Depreciation and amortization expense:
Russia	$1,752,022	$1,418,727	$1,305,556
Ukraine	344,709	354,154	352,037
Other	238,473	227,615	186,581

Total depreciation and amortization expense	$2,335,204	$2,000,496	$1,844,174

Operating income:
Russia	$2,774,422	$2,673,617	$2,353,380
Ukraine	203,609	144,473	120,248
Other	(168,572)	(84,820)	82,257
Intercompany eliminations	(574)	1,289	—

Net operating income	$2,808,885	$2,734,559	$2,555,885

Net operating income	$2,808,885	$2,734,559	$2,555,885
Currency exchange and transaction loss (gain)	158,066	(20,238)	252,694
Interest income	(62,559)	(84,396)	(104,566)
Interest expense	656,898	777,287	571,901
Change in fair value of derivatives	—	—	5,420
Impairment of investments	—	—	368,355
Equity in net income of associates	(49,443)	(70,649)	(60,313)
Other expense, net	6,571	66,924	23,254

Income before provision for income taxes and noncontrolling interest	$2,099,352	$2,065,631	$1,499,140

	2011	2010
Additions to long-lived assets:
Russia	$2,330,163	$2,538,926
Ukraine	140,354	117,548
Other	247,140	237,256

Total additions to long-lived assets	$2,717,657	$2,893,730

Long-lived assets(1):
Russia	$8,617,536	$8,207,457
Ukraine	915,292	1,130,459
Other	1,380,852	1,451,615

Total long-lived assets	$10,913,680	$10,789,531

Total assets:
Russia	$12,420,073	$11,358,159
Ukraine	1,244,543	1,454,415
Other	1,653,613	1,665,468

Total assets	$15,318,229	$14,478,042

(1)
Comprises property, plant and equipment, licenses, goodwill and other intangible assets.